Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) customer item	Dec. 31, 2019 USD ($) customer item	Dec. 31, 2018 USD ($) customer item	Jan. 01, 2018 USD ($)
Credit risk
Number of wholesaler | customer				1	1	1
Number of fund managers for money market securities | item				5
Maximum percentage the Company's investments represent of each overall fund value				10.00%
Collateralised investments held by third-party custodian				$ 0	$ 401	$ 403
Number of fund managers for fixed income securities | item				4
Current assets
Cash at bank and in hand				$ 1,182	755	893
Other short-term equivalents				6,650	4,614	3,938
Cash and cash equivalents				7,832	5,369	4,831
Fixed deposits				42	38	40
Total derivative financial instruments				278	43	384
Total current assets				19,544	15,563	15,591
Non-current assets
Derivative financial instruments				171	61	157
Total non-current assets				$ 47,185	$ 45,814	$ 45,060
US
Credit risk
Number of wholesaler | item				3	3	3
Percentage of sales	95.00%	94.00%	88.00%
Provisions for trade receivables | Trade receivables
Ageing of trade receivables
Payment profile period (in months)	36 months	36 months	36 months
Financial assets				$ 3,829	$ 3,606		$ 3,033
Loss allowance	$ 23	$ 21	$ 38	$ 23	$ 21	$ 38	$ 38
Movements in provisions for trade receivables
At 1 January	21	38	16
Income statement	3	(13)	22
Amounts utilised, exchange and other movements	(1)	(4)
At 31 December	23	21	$ 38
Provisions for trade receivables | Trade receivables | Not past due
Ageing of trade receivables
Expected loss rate				0.05%	0.05%		0.05%
Financial assets				$ 3,659	$ 3,178		$ 2,854
Loss allowance	2	2		$ 2	$ 2		$ 1
Movements in provisions for trade receivables
At 1 January	2
At 31 December	2	2
Provisions for trade receivables | Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Expected loss rate				2.00%	0.75%		0.75%
Financial assets				$ 124	$ 312		$ 82
Loss allowance	2	2		$ 2	$ 2		$ 1
Movements in provisions for trade receivables
At 1 January	2
At 31 December	2	2
Provisions for trade receivables | Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Expected loss rate				19.00%	2.00%		10.00%
Financial assets				$ 21	$ 82		$ 27
Loss allowance	4	2		$ 4	$ 2		$ 3
Movements in provisions for trade receivables
At 1 January	2
At 31 December	4	2
Provisions for trade receivables | Trade receivables | Past due > 180 days
Ageing of trade receivables
Expected loss rate				61.00%	44.00%		47.00%
Financial assets				$ 25	$ 34		$ 70
Loss allowance	15	15		15	15		$ 33
Movements in provisions for trade receivables
At 1 January	15
At 31 December	$ 15	$ 15
Counterparty credit risk
Current assets
Cash at bank and in hand				1,182	755	893
Money market liquidity fund				6,602	4,110	3,435
Collateralised repurchase agreements					400	400
Other short-term equivalents				48	104	103
Cash and cash equivalents				7,832	5,369	4,831
Fixed income securities at fair value through profit and loss				118	811	809
Fixed deposits				42	38	40
Total derivative financial instruments				142	36	258
Total current assets				8,134	6,254	5,938
Non-current assets
Fixed income securities at fair value through profit and loss					62
Derivative financial instruments				171	61	157
Total non-current assets				$ 171	$ 123	$ 157